Label	Element	Value
International Small-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

International Small-Cap Portfolio – At a meeting held on September 15, 2021, the Board of Trustees (the “Board”) of Pacific Select Fund, including a majority of the Independent Trustees, approved FIAM LLC (“FIAM”) to serve as the sub-adviser of the International Small-Cap Portfolio effective November 1, 2021, replacing Franklin Advisers, Inc. As a result, all references to Franklin Advisers, Inc. will be deleted in their entirety effective November 1, 2021. In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by FIAM. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may begin this transitioning prior to November 1, 2021.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	International Small-Cap Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	International Small-Cap Portfolio – The following changes will be effective November 1, 2021. The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2023
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In the Examples subsection, the second sentence of the first paragraph will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period.

The table in the Examples subsection will be deleted and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Fund, the sub-adviser generally defines small market capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small Cap Index or the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index. As of June 30, 2021, the MSCI EAFE Small Cap Index capitalization range was approximately $49 million to $10.5 billion, and the MSCI ACWI ex USA Small Cap Index capitalization range was approximately $17 million to $10.6 billion. As of June 30, 2021, the weighted average market capitalization of the Fund was approximately $3.4 billion.

The Fund normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Fund normally invests primarily in common stocks. The Fund normally allocates its investments across different countries and regions. The sub-adviser anticipates that the Fund will have a focus in and risk exposure to the largest country constituents of the benchmark, such as Japan. These constituents may change over time.

In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection, Derivatives Risk, Leverage Risk and Models and Data Risk will be deleted. Emerging Markets Risk will be added after Equity Securities Risk. The existing Foreign Markets Risk disclosure will be deleted and replaced with the new Foreign Markets Risk disclosure below. Japan Risk will be added after Geographic Focus Risk.

●	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

●	Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, social, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

●	Japan Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving Japan, the Fund may be impacted by social, economic and political conditions impacting Japan, including governmental policies, currency fluctuations, international relationships, public health risks, natural disasters and other risks.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the following will be added after the first sentence of the first paragraph:

The Average Annual Total Returns table includes both the broad-based market index the sub-adviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser to more accurately reflect the sub-adviser’s investment strategy and approach. Prior to November 1, 2021, the index for the Fund was the S&P Developed Ex-U.S. SmallCap Index.

In the Performance subsection, the following will be added after the first paragraph:

FIAM LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Average Annual Total Returns table includes both the broad-based market index the sub-adviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The benchmark index was changed in connection with the Fund’s change in sub-adviser to more accurately reflect the sub-adviser’s investment strategy and approach. Prior to November 1, 2021, the index for the Fund was the S&P Developed Ex-U.S. SmallCap Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2020)
International Small-Cap Portfolio | S&P Developed Ex-U.S. SmallCap Index (reflects no deductions for fees or expenses) (former index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.64%
International Small-Cap Portfolio | MCSI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.95%
International Small-Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	349
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	608
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,348
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
International Small-Cap Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,116
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	286
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	500
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,116
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	The investment adviser has agreed to waive 0.015% of its management fee through April 30, 2023. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.